General and Administration (Details) - Schedule of components of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of general and administrative expenses [Abstract]
Salaries and benefits	$ 14,309	$ 13,354
Office and administration	5,024	3,319
Professional fees	6,227	6,985
Share based compensation	11,451	1,652
Rent	1,082	1,700
Other	305	1,809
Total	$ 38,398	$ 28,819